Acquisitions and Divestitures - Disclosure Of Discontinued Operations Explanatory (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Revenues	$ 281,697	$ 30,159
Amortization	(484)	(77)
Income (loss) from operations	55,124	(35,046)
Other income (expense)	$ (52,723)	238
Net loss from discontinued operation		(27,491)
Net loss from discontinued operation attributable to:
Net loss from discontinued operation		(27,491)
Koricancha [member]
Disclosure of detailed information about business combination [line items]
Revenues		17,284
Operating costs		(19,346)
Amortization		(420)
Impairment		(24,680)
Income (loss) from operations		(27,162)
Other income (expense)		(329)
Net loss from discontinued operation		(27,491)
Net loss from discontinued operation attributable to:
Equinox Gold shareholders		(26,793)
Non-controlling interests		(698)
Net loss from discontinued operation		$ (27,491)
Loss per share from discontinued operation attributable to Equinox Gold shareholders – basic and diluted		$ (0.30)